Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net earnings	$ 672.3	$ 403.0	$ 622.3
Other comprehensive income:
Amounts reclassified to net earnings during the period relating to cash flow hedging instruments (note 22(c))	1.0	1.0	1.0
Comprehensive income	$ 673.3	$ 404.0	$ 623.3